INVESTMENT IN ASSOCIATES - Schedule of Cash Flows Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Associates and Joint Ventures [Line Items]
Cash from operating activities	$ 1,608	$ 1,743	$ 1,059
Cash used by investing activities	(612)	(1,110)	(3,174)
Cash from financing activities	(1,291)	(428)	2,183
Change during the year	(295)	$ 205	$ 68
Associates And Joint Ventures
Disclosure of Associates and Joint Ventures [Line Items]
Cash from operating activities	177
Cash used by investing activities	(17)
Cash from financing activities	(140)
Change during the year	20
Associates And Joint Ventures | Other Ownership Interests
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year	15
Associates And Joint Ventures | BIPC
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year	5
Stabilized container portfolio
Disclosure of Associates and Joint Ventures [Line Items]
Cash from operating activities	177
Cash used by investing activities	(17)
Cash from financing activities	(140)
Change during the year	20
Stabilized container portfolio | Other Ownership Interests
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year	15
Stabilized container portfolio | BIPC
Disclosure of Associates and Joint Ventures [Line Items]
Change during the year	$ 5